CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Issued Capital
During the year ended December 31, 2023 the Company’s common shares issues in connection with subscriptions agreements related to acquisitions were as follows:

Date	Acquired company	Common shares	Amount
January 13, 2023	Cloudshift	17,443	3,068
March 30, 2023	Navint	9,087	1,492
April 1, 2023	Navint	416	68
April 20, 2023	Experience IT	29,120	4,521
May 15, 2023	Xappia	6,242	1,000
July 21, 2023	Walmeric	6,730	1,119
July 25, 2023	Pentalog	177,505	32,320
October 5, 2023	Atix	4,601	850
October 20, 2023	GUT	152,617	28,223
TOTAL		403,761	72,661
During the year ended December 31, 2022 the Company’s common shares issues in connection with subscriptions agreements related to acquisitions were as follows:

Date	Acquired company	Common shares	Amount
April 29, 2022	Cloudshift	8,761	2,251
June 7, 2022	Genexus	21,328	4,947
August 5, 2022	Atix	4,534	850
September 16, 2022	Grupo Assa	34,754	7,224
September 23, 2022	Sysdata	19,640	4,052
November 7, 2022	KTBO	9,624	1,540
November 16, 2022	eWave	32,524	5,859
November 18, 2022	Vertic	41,252	7,312
December 21, 2022	Adbid	10,728	1,821
TOTAL		183,145	35,856
During the year ended December 31, 2021 the Company’s common shares issues in connection with subscriptions agreements related to acquisitions were as follows:

Date	Acquired company	Common shares	Amount
March 15, 2021	Xappia	8,415	1,750
May 11, 2021	Hybrido (*)	10,088	2,149
July 8, 2021	Walmeric	10,842	2,372
November 17, 2021	Xappia	2,502	750
November 30, 2021	Navint	7,032	2,100
TOTAL		38,879	9,121
(*) As part of the subscription agreement the Company recognized 2,152 as equity settled agreement, related to common shares that the Company will issue in the future.

Schedule of Movements in Cash Flow Hedge Reserve
The movements in the cash flow hedge reserve were as follows:

	Foreign currency risk
	2023	2022
Balance at beginning of the year	(3,171)	11
Gain (Loss) arising on changes in fair value of hedging instruments during the period	13,740	(2,682)
Loss reclassified to profit or loss – hedged item has affected profit or loss	(1,242)	(500)
Balance at end of the year	9,327	(3,171)